Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the Company's beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	$ 100	$ 77
Additions based on tax positions related to the current year	8	7
Additions for tax positions of prior years	5	4
Reductions for tax positions of prior years	(16)	(7)
Settlements	(15)	(1)
Lapse of statute of limitations	(4)	(5)
Acquisitions	40	26
Foreign currency translation		(1)
Balance at the end of the period	118	100
Unrecognized tax benefits that would impact effective tax rate	116
Maximum
Unrecognized Tax Provisions
Accrued potential penalties	1	1	1
Accrued interest	1	1
Liability recorded for penalties	2	5
Liability recorded for interest	$ 17	$ 18